Property and Equipment, net (Tables)	9 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As of March 31, 2019 and June 30, 2018, property, plant and equipment consisted of the following:

	March 31, 2019	June 30, 2018
Computer Equipment	$18,888	$15,734
Furniture and Equipment	228,315	228,315
Leasehold Improvements	21,971	21,970
Warehouse Equipment	23,369	36,263
Assemble Machine	210,000	—
PP Production Molds	229,173	145,173
Motor Vehicles	58,523	73,817
Total	86,602	521,272
Less: accumulated depreciation	(339,385)	(326,092)
Plant and Equipment, net	$450,852	$195,180